Summary of Significant Accounting Policies (Sound Concepts Inc.) (Policies)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Significant estimates include assumptions made in analysis of impairment of long term assets, realization of deferred tax assets, determining fair value of derivative liabilities, and value of equity instruments issued for services. Amounts could materially change in the future.

Concentration of Credit and Other Risks		Concentrations During the year ended December 31, 2018, the Company had a single vendor that accounted for 5% of all purchases, and 20.7% of all purchases in the same period in the prior year.
Property and Equipment

Property and Equipment

Property and equipment are recorded at historical cost and depreciated on a straight-line basis over their estimated useful lives of approximately five years once the individual assets are placed in service.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows paragraph 825-10-50-10 of the FASB ASC for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB ASC (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1:	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2:	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3:	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amount of the Company’s financial assets and liabilities, such as cash and cash equivalents, prepaid expenses, and accounts payable and accrued expenses approximate their fair value due to their short-term nature. The carrying values financing obligations approximate their fair values due to the fact that the interest rates on these obligations are based on prevailing market interest rates. The Company uses Level 2 inputs for its valuation methodology for the derivative liabilities.

Impairment of long-lived assets

Long-Lived Assets

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. No impairment of long-lived assets was required for the years ended December 31, 2018 and 2017.

Revenue Recognition

Revenue Recognition

We generate substantially all of our revenue from subscription services, which are comprised of subscription fees from customer accounts. Subscription service arrangements are generally non-cancelable and do not provide for refunds to customers in the event of cancellations or any other right of return. We record revenue net of sales or excise taxes.

On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes (1) identifying the contract(s) or agreement(s) with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. Under ASC 606, revenue is recognized when performance obligations under the terms of a contract are satisfied, which occurs for the Company upon shipment or delivery of products or services to our customers based on written sales terms, which is also when control is transferred. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring the products or services to a customer.

The implementation of ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

Research and Development Costs

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology. These costs are primarily expenses to vendors contracted to perform research projects and develop technology for the Company’s cloud-based, Tagg interactive video CRM SaaS platform.

Income Taxes

Income Taxes

The Company accounts for income taxes under the Financial Accounting Standards Board’s (“FASB”) ASC 740 “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The deferred tax assets of the Company relate primarily to operating loss carry-forwards for federal income tax purposes. A full valuation allowance for deferred tax assets has been provided because the Company believes it is not more likely than not that the deferred tax asset will be realized. Realization of deferred tax assets is dependent on the Company generating sufficient taxable income in future periods.

The Company periodically evaluates its tax positions to determine whether it is more likely than not that such positions would be sustained upon examination by a tax authority for all open tax years, as defined by the statute of limitations, based on their technical merits. The Company accrues interest and penalties, if incurred, on unrecognized tax benefits as components of the income tax provision in the accompanying consolidated statements of operations. As of December 31, 2018, and 2017, the Company has not established a liability for uncertain tax positions.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02), Leases (Topic 842). ASU 2016-02 requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. ASU 2016-02 requires classification of all cash payments within operating activities in the statement of cash flows. Disclosures are required to provide the amount, timing and uncertainty of cash flows arising from leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company has not yet evaluated the impact of the adoption of ASU 2016-02 on the Company’s financial statement presentation or disclosures.

In July 2017, the FASB issued ASU No. 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features; (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception” (“ASU 2017-11”). ASU 2017-11 allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be accounted for as derivative liabilities. A company will recognize the value of a down round feature only when it is triggered, and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, an entity will treat the value of the effect of the down round as a dividend and a reduction of income available to common stockholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. ASU 2017-11 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The guidance in ASU 2017-11 can be applied using a full or modified retrospective approach. The Company is currently evaluating the impact of the adoption of ASU 2017-11 on the Company’s financial statement presentation or disclosures.

In June 2018, the FASB issued Accounting Standards Update 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Revenue from Contracts with Customers (Topic 606). ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company will adopt the provisions of ASU 2018-07 in the quarter beginning January 1, 2019. The adoption of ASU 2018-07 is not expected to have any impact on the Company’s financial statement presentation or disclosures.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Sound Concepts, Inc. [Member]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The unaudited financial statements of the Company for the eleven months ended November 30, 2018 and 2017 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and, in the opinion of management, reflect all normal and recurring adjustments necessary to fairly present the interim periods of unaudited financial results of operations and cash flows of the Company for the periods presented. Operating results for interim periods are not necessarily indicative of operating results for the entire fiscal year or any other future periods.

Use of Estimates

Use of Estimates

The Company’s financial statements are prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. The accounting estimates and assumptions that require management’s most significant, difficult, and subjective judgment include the collectability of accounts receivable, inventory obsolescence, assessment of useful lives and recoverability of long-lived assets, and accruals for potential liabilities, among others. Actual results experienced by the Company may differ from management’s estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are maintained with various financial institutions.

Concentration of Credit and Other Risks

Concentration of Credit and Other Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and accounts receivable. Cash is deposited with a limited number of financial institutions. The balances held at any one financial institution may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. Accounts are insured by the FDIC up to $250,000. As of November 30, 2018, December 31, 2017 and 2016, the Company held cash balances in excess of federally insured limits.

The Company extends limited credit to customers based on an evaluation of their financial condition and other factors. The Company generally does not require collateral or other security to support accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts and sales credits. The Company believes that any concentration of credit risk in its accounts receivable is substantially mitigated by the Company’s evaluation process, relatively short collection terms and the high level of credit worthiness of its customers.

The Company’s concentration of credit risk includes its concentrations from key customers and vendors. The details of these significant customers and vendors are presented in the following table for the years ended December 31, 2017 and 2016, as well as for the eleven months ended November 30, 2018 and 2017:

	Eleven Months Ended November 30, 2018	Eleven Months Ended November 30, 2017	Year Ended December 31,2017	Year Ended December 31,2016
	Unaudited	Unaudited
Sound Concept’s largest customers are presented below as a percentage of Sound Concept’s aggregate:

Revenue	12% and 11% of revenue, or 23% of revenue in the aggregate	17%, 16% and 11% of revenue, or 44% of revenue in the aggregate	17%, 17% and 11% of revenue, or 45% of revenue in the aggregate	38% and 12% of revenue, or 50% of revenue in the aggregate

Accounts receivable	13% and 15% of accounts receivable, or 28% of accounts receivable in the aggregate	13% and 11% of accounts receivable, or 24% of accounts receivable in the aggregate	24%, 13% and 13% of accounts receivable, or 50% of accounts receivable in the aggregate	38% and 10% of accounts receivable, or 48% of accounts receivable in the aggregate

Sound Concept’s largest vendors are presented below as a percentage of Sound Concept’s aggregate:

Purchase	11% of purchase from one vendor	None over 10%	None over 10%	15% of purchase from one vendor

Accounts payable	13% and 12% of accounts payable, or 25% of accounts payable in the aggregate	12% and 11% of accounts payable, or 23% of accounts payable in the aggregate	14% of accounts payable to one vendor	21%, 16% and 11% of accounts payable, or 48% of accounts payable in the aggregate

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Accounts receivable are stated at a gross invoice amount less an allowance for doubtful accounts. The Company continually monitors customer payments and maintains a reserve for estimated losses resulting from its customers’ inability to make required payments. In determining the reserve, the Company evaluates the collectability of its accounts receivable based upon a variety of factors. In cases where the Company becomes aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, the Company records a specific allowance against amounts due. For all other customers, the Company recognizes allowances for doubtful accounts based on its historical write-off experience in conjunction with the length of time the receivables are past due, customer creditworthiness, geographic risk and the current business environment. Actual future losses from uncollectible accounts may differ from the Company’s estimates.

The allowance for doubtful accounts was $25,000 as of November 30, 2018, $10,000 and $34,000 as of December 31, 2017 and 2016, respectively.

Inventory

Inventory

Inventory is recorded at lower of cost or market as determined on a first-in, first-out basis.

The valuation of inventory requires us to estimate obsolete and excess inventory, as well as inventory that is not of saleable quality. We compare the estimate of future demand to work in process and finished goods inventory levels to determine the amount, if any, of obsolete or excess inventory. If our demand forecast for specific products is greater than actual demand and we fail to reduce manufacturing output accordingly, we could be required to write off inventory.

For customized inventory per customer requests, the Company reserved certain portion based on the inventory purchase time and the reminder inventory balance.

Inventory reserves was $40,000 as of November 30, 2018; and were $97,000 and $173,000 as of December 31, 2017 and 2016, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the related assets’ estimated useful lives:

Computers	3 years
Furniture and fixture	5 years
Machinery and equipment	5 years
Software	3 years
Vehicles	5 years

Expenditures that materially increase asset life are capitalized, while ordinary maintenance and repairs are expensed as incurred. The Company capitalizes the costs of purchased software licenses and consulting costs to implement the software for internal use. These costs are included in the caption “property and equipment” in the balance sheets.

Depreciation expense is included as part of “general and administrative expense” in the accompanying statements of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments and paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, prepaid expense, accounts payable and accrued payables, approximate their fair values because of the short maturity of these instruments.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets primarily include property and equipment. In accordance with the provision of ASC 360, the Company generally conducts its annual impairment evaluation of its long-lived assets in the fourth quarter of each year, or more frequently if indicators of impairment exist, such as a significant sustained change in the business climate.

As of November 30, 2018, December 31, 2017 and 2016, the Company determined there were no indicators of impairment of its property and equipment.

Revenue Recognition

Revenue Recognition

The Company derives its revenue primarily from providing digital marketing and sales support services, from customized print products and training materials, to branded apparel and digital tools, as demanded by its customers. Revenue is recognized when there is persuasive evidence of an arrangement, delivery has occurred, the fee is fixed or determinable, and collectability of the resulting receivable is reasonably assured. Determining whether and when these criteria have been satisfied requires the Company to make assumptions and judgments that could have a significant impact on the timing and amount of revenue it reports.

The Company also charges certain customers setup or installation fees for the creation and development of websites and phone application. These fees are accounted as part of deferred revenues and amortized over the estimated life of the agreement.

The Company adopted ASC 606 starting January 1, 2018. The adoption did not have a significant impact on the Company’s revenue recognition including its set-up income from customers. Refer to “Note 2 - Recent Accounting Pronouncements” for a detailed discussion.

Cost of Revenues

Cost of Revenues

Cost of revenues primarily consists of the purchase price of consumer products, digital content costs, packaging supplies, and inbound and outbound shipping costs. Shipping costs to receive products from our suppliers are included in our inventory, and recognized as cost of sales upon sale of products to our customers.

Research and Development Costs

Research and Development Costs

Research and development costs consist primarily of salaries and fees paid to both employees and third parties for the development of Company’s platform to upgrade its functionality and to provide better service to its customers. The Company seeks to invest efficiently in numerous areas of technology and content so it may continue to enhance the customer experience and improve its process efficiency through rapid technology developments, while operating at an ever increasing scale. The Company expects spending in technology and content to increase over time as the Company continues to add employees and technology infrastructure.

Advertising Costs

Advertising Costs

Advertising costs consists of trade shows and marketing expenses. Agreements do not provide for guaranteed renewal and may be terminated by the Company without cause. Such advertising costs are charged to expense as incurred and reported as part of general and administrative expenses in the accompanying statement of operations.

During the eleven months ended November 30, 2018 and 2017, advertising costs amounted to $1,000 and $0, respectively, and was recorded as part of general and administrative expense in the accompanying statements of operations.

During the years ended December 31, 2017 and 2016, advertising costs amounted to $24,000 and $19,000, respectively, and was recorded as part of general and administrative expense in the accompanying statements of operations.

Income Taxes

Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the member. As such, no recognition of federal or state income taxes for the Company or its subsidiaries that are organized as limited liability companies have been provided for in the accompanying financial statements. Any uncertain tax position taken by the member is not an uncertain position of the Company.

There was no taxable income and therefore no distributions in the years ended December 31, 2017 and 2016, as well as in the eleven months ended November 30, 2018 and 2017.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which amends the existing accounting standards for revenue recognition. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 by one year. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, the FASB issued Accounting Standards Update No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (ASU 2016-08) which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. The new standard further requires new disclosures about contracts with customers, including the significant judgments the company has made when applying the guidance. The Company adopted the new standard effective January 1, 2018, using the modified retrospective transition method. The adoption of this guidance did not have a material impact on our financial statements and our internal controls over financial reporting.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02), Leases (Topic 842). ASU 2016-02 requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. It also requires classification of all cash payments within operating activities in the statement of cash flows. Disclosures are required to provide the amount, timing and uncertainty of cash flows arising from leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company will evaluate the impact of the adoption of ASU 2016-02 on the Company’s financial statement presentation or disclosures.